Trade Payables (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Trade and other payables [abstract]
Trade payables - Current	€ 792.2	€ 1,065.5	€ 1,029.0
Trade payables - Non-current			49.2
Total trade payables	€ 792.2	€ 1,065.5	€ 1,078.2